Registration Nos. 333-129342

811-21829

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 71	☒

and/or

REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 75	☒

(Check appropriate box or boxes)

BBH TRUST

(Exact Name of Registrant as Specified in Charter)

140 Broadway

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:

(800) 575-1265

Corporation Services Company

2711 Centerville Road, Suite 400

Wilmington, Delaware  19808

(Name and Address of Agent for Service)

Copies to:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004-2541

Attn: W. John McGuire, Esq.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	On ________ pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1)

☐	On (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: The sole purpose of this Post-Effective Amendment (“PEA”) No. 71 to the Registration Statement of BBH Trust (the “Trust”) is to file as an exhibit to the Trust’s registration statement, the risk/return summary information for BBH U.S. Government Money Market Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment No. 71 to the registration statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on the 20th day of November, 2017.

BBH TRUST

By:	/s/ Jean-Pierre Paquin
Jean-Pierre Paquin, President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Jean-Pierre Paquin	President (Principal Executive Officer)	November 20, 2017
Jean-Pierre Paquin

	Trustee	November 20, 2017
H. Whitney Wagner*

	Trustee	November 20, 2017
Andrew S. Frazier*

	Trustee	November 20, 2017
Mark M. Collins*

	Trustee	November 20, 2017
John M. Tesoro*

	Trustee	November 20, 2017
Susan C. Livingston*

	Trustee	November 20, 2017
John A. Gehret*

/s/ Charles H. Schreiber	Treasurer (Principal Financial Officer)	November 20, 2017
Charles H. Schreiber

/s/ Suzan M. Barron	Secretary	November 20, 2017
By: Suzan M. Barron, Attorney in Fact

*Signed by Suzan M. Barron pursuant to powers of attorney previously filed.

Exhibit Index

Ex-101.INS	XBRL Instance Document
Ex-101.SCH	XBRL Schema Document
Ex-101.CAL	XBRL Calculation Linkbase
Ex-101.DEF	XBRL Definition Linkbase
Ex-101.LAB	XBRL Labels Linkbase
Ex-101.PRE	XBRL Presentation Linkbase